Premises and Equipment (Schedule of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 16,149	$ 15,730
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(9,024)	(8,404)
Property, Plant and Equipment, Net, Total	7,125	7,326
Depreciation Premises and Equipment	594	570	531
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,272	2,238
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,659	9,494
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,218	$ 3,998